Summary of Significant Accounting Policies - Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Totals	6,563,626	2,210,272
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Totals	351,587	252,006
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Totals	6,212,026	1,285,428
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Totals	13	525,345
Earnout reserve
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Totals	0	147,493